Property, plant and equipment - Category of property, plant and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	$ 1,084	$ 1,025	$ 444	$ 436
Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	367	0	0	0
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	717	544	444	$ 436
Construction in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	0	481	$ 0
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	2,266	2,197
Gross carrying amount | Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	449	346
Gross carrying amount | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,817	1,370
Gross carrying amount | Construction in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		481
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(1,182)	(1,172)
Accumulated depreciation | Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(82)	(346)
Accumulated depreciation | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	$ (1,100)	(826)
Accumulated depreciation | Construction in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		$ 0